HSBC Investor Funds

HSBC Investor California Tax-Free Money Market Fund

HSBC Investor New York Tax-Free Money Market Fund

HSBC Investor Prime Money Market Fund

HSBC Investor Tax-Free Money Market Fund

HSBC Investor U.S. Government Money Market Fund

HSBC Investor U.S. Treasury Money Market Fund

(the “Money Market Funds”)

Supplement dated May 28, 2010

to the Prospectus dated March 1, 2010, as supplemented April 13, 2010

IMPORTANT INFORMATION REGARDING THE HSBC INVESTOR

MONEY MARKET FUNDS

On February 23, 2010, the Securities and Exchange Commission (“SEC”) adopted amendments to Rule 2a-7 and other rules under the Investment Company Act of 1940 governing the regulation of all money market funds. In response to the SEC’s amendments, the following changes, as set forth in this supplement, have been made to the Prospectus.

All Funds will be required to maintain a dollar-weighted average portfolio maturity of 60 days or less, and a dollar-weighted average portfolio life of 120 days or less. Therefore, all references to “dollar-weighted average portfolio maturity of 90 days or less” are hereby deleted and replaced with the following:

“dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less”

Under the section entitled “Additional Information About the Funds’ Investment Strategies and Risks – Principal Investment Risks” on Page 41 of the Prospectus, the fourth paragraph is replaced with the following:

As a money market fund, each Fund must meet the requirements of Rule 2a-7 of the 1940 Act. This Rule imposes strict requirements on the investment quality, liquidity, maturity, and diversification of each Fund’s investments. Under Rule 2a-7, each Fund’s investments must have a remaining maturity of no more than 397 days and its investments must maintain a dollar-weighted average maturity that does not exceed 60 days and a dollar-weighted average life of 120 days or less.

Under the section entitled “Additional Information About the Funds’ Investment Strategies and Risks – Additional Risks” on Page 43 of the Prospectus, the following additional risk is added:

•

Regulatory Risk: The Securities and Exchange Commission (“SEC”) recently amended the rules governing money market funds. In addition, the SEC continues to review the regulation of such funds. Any further changes by the SEC or additional legislative developments may affect a Fund’s operations, investment strategies, performance and yield.

Under the section entitled “Shareholder Information – Selling Your Shares” on Page 53 of the Prospectus, the sub-section entitled “Delay in Payment of Redemption Proceeds” is replaced with the following:

Delay or Suspension in Payment of Redemption Proceeds

Payment for Fund shares may be delayed or suspended under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Under the section entitled “Shareholder Information – Selling Your Shares” on Page 52 of the Prospectus, the first paragraph is revised to include the word “Generally” at the beginning of the first sentence.

Under the section entitled “Shareholder Information – Selling Your Shares” on Page 54 of the Prospectus, the sub-section entitled “Suspension of Redemptions” is replaced with the following:

The Funds may suspend the right of redemption and postpone the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed other than for weekends and certain holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal or evaluation of the net asset value of the portfolio securities is not reasonably practicable, (iii) in certain circumstances when there has been a determination to liquidate a Fund, or (iv) for such other periods as the SEC may permit.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

HSBC Investor Funds

(the “Trust”)

HSBC Investor California Tax-Free Money Market Fund

HSBC Investor New York Tax-Free Money Market Fund

HSBC Investor Prime Money Market Fund

HSBC Investor Tax-Free Money Market Fund

HSBC Investor U.S. Government Money Market Fund

HSBC Investor U.S. Treasury Money Market Fund

(the “Funds”)

Supplement Dated May 28, 2010

to the Statement of Additional Information

Dated March 1, 2010, as supplemented April 13, 2010

IMPORTANT INFORMATION REGARDING THE HSBC INVESTOR

MONEY MARKET FUNDS

On February 23, 2010, the Securities and Exchange Commission (“SEC”) adopted amendments to Rule 2a-7 and other rules under the Investment Company Act of 1940 governing the regulation of all money market funds. In response to the SEC’s amendments, the following changes, as set forth in this supplement, have been made to the Statement of Additional Information (“SAI”).

Under the “Table of Contents – Investment Techniques” on Page i of the SAI, the sub-heading “Illiquid Investments, Rule 144A Securities, and Section 4(2) Securities” is replaced with “Liquidity”.

Under the section entitled “Investment Objective, Policies and Restrictions – HSBC Investor California Tax-Free Money Market Fund” beginning on Page 1 of the SAI, the sixth paragraph is replaced with the following:

All investments on behalf of the Fund (i.e., 100% of the Fund’s investments) mature or are deemed to mature within 397 days from the date of acquisition, as calculated in accordance with Rule 2a-7. The Fund also must have a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less, as calculated in accordance with Rule 2a-7. With respect to variable rate instruments with maturities in excess of 397 days, the maturities of such instruments held in the Fund’s portfolio are deemed (other than for purposes of determining the Fund’s dollar-weighted average portfolio life) to be the longer of the period remaining until the next interest rate adjustment or the period until the Fund would be entitled to payment pursuant to demand rights. With respect to variable rate instruments with maturities of 397 days or less, the maturities of such instruments are deemed to be the earlier of such periods (other than for purposes of determining the Fund’s dollar-weighted average portfolio life). See “Variable Rate Instruments and Participation Interests” in the Investment Techniques section below.

Under the section entitled “Investment Objective, Policies and Restrictions – HSBC Investor New York Tax-Free Money Market Fund” on Page 3 of the SAI, the fifth paragraph is replaced with the following:

All investments on behalf of the Fund (i.e., 100% of the Fund’s investments) mature or are deemed to mature within 397 days from the date of acquisition, as calculated in accordance with Rule 2a-7. The Fund also must have a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less, as calculated in accordance with Rule 2a-7. With respect to variable rate instruments with maturities in excess of 397 days, the maturities of such instruments held in the Fund’s portfolio are deemed (other than for purposes of determining the Fund’s dollar-weighted average portfolio life) to be the longer of the period remaining until the next interest rate adjustment or the period until the Fund would be entitled to payment pursuant to demand rights. With respect to variable rate instruments with maturities of 397 days or less, the maturities of such instruments are deemed to be the earlier of such periods (other than for purposes of determining the Fund’s dollar-weighted average portfolio life). See “Variable Rate Instruments and Participation Interests” in the Investment Techniques section below.

Under the section entitled “Investment Objective, Policies and Restrictions – HSBC Investor Prime Money Market Fund” on Page 4 of the SAI, the first sentence of the second paragraph is replaced with the following:

The Fund seeks to achieve its investment objective by investing its assets in a portfolio of the highest quality money market instruments with maturities of 397 days or less, as calculated in accordance with Rule 2a-7. The Fund must have a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less, as calculated in accordance with Rule 2a-7. The Fund may enter into repurchase agreements with respect to such high-quality money market instruments.

Under the section entitled “Investment Objective, Policies and Restrictions – HSBC Investor Prime Money Market Fund” beginning on Page 4 of the SAI, the third paragraph is replaced with the following:

The Fund will invest only in the highest quality securities that the Adviser believes present minimal credit risk and conform to or do not cause violations of the maturity, quality, liquidity, diversification and other requirements set forth in Rule 2a-7. Highest quality securities are securities rated at the time of acquisition in the highest short-term category (i.e., A-1/P-1) by at least two NRSROs (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be of equivalent quality by the Adviser. The Fund may invest in variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions and for certain purposes, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. See “Obligations of Personal Credit Institutions” in the Investment Techniques section below.

Under the section entitled “Investment Objective, Policies and Restrictions – HSBC Investor Tax-Free Money Market Fund” on Page 5 of the SAI, the fourth paragraph is replaced with the following:

The Fund will invest only in the highest quality securities that the Adviser believes present minimal credit risk and conform to or do not cause violations of the maturity, quality, liquidity, diversification and other requirements set forth in Rule 2a-7. Highest quality securities are securities rated at the time of acquisition in the highest short-term category (i.e., A-1/P-1) by at least two NRSROs (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be of equivalent quality by the Adviser. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less and will not invest in securities with remaining maturities of more than 397 days, as calculated in accordance with Rule 2a-7. The Fund may invest in variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions and for certain purposes, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand.

Under the section entitled “Investment Objective, Policies and Restrictions – HSBC Investor U.S. Government Money Market Fund” beginning on Page 5 of the SAI, the third paragraph is replaced with the following:

All investments on behalf of the Fund (i.e., 100% of the Fund’s investments) mature or are deemed to mature within 397 days from the date of acquisition, as calculated in accordance with Rule 2a-7. The Fund also must have a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less, as calculated in accordance with Rule 2a-7. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities which are subject to repurchase agreements with recognized securities dealers and banks.

Under the section entitled “Investment Objective, Policies and Restrictions – HSBC Investor U.S. Treasury Money Market Fund” on Page 6 of the SAI, the first sentence of the second paragraph is replaced with the following:

Under normal circumstances, the Fund (i) is required to invest at least 80% of its net assets, plus any borrowings for investment purposes, in direct obligations of the U.S. Treasury which have remaining maturities not exceeding 397 days, as calculated in accordance with Rule 2a-7, (ii) must have a dollar-weighted average portfolio maturity of 60 days or less and (iii) must have a dollar-weighted average portfolio life of 120 days or less, as calculated in accordance with Rule 2a-7.

Under the section entitled “Investment Techniques” beginning on Page 6 of the SAI, the “Type of Investment or Technique” chart is revised to delete the sub-heading “Illiquid Securities, Rule 144A Securities, and Section 4(2) Securities” and replace it with “Liquidity”.

Under the section entitled “Investment Techniques – Illiquid Securities, Rule 144A Securities, and Section 4(2) Securities” on Page 8 of the SAI, the sub-heading “Illiquid Securities, Rule 144A Securities, and Section 4(2) Securities” is replaced with “Liquidity” and the first paragraph thereunder is replaced with the following:

The Funds will comply with the weekly liquidity requirements, and each Fund (other than a Tax-Free Money Market Fund) will comply with the daily liquidity requirements, of Rule 2a-7. In addition, each Fund will not acquire an illiquid security (as defined below) if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid securities. An illiquid security is a security that cannot be sold or disposed of within seven calendar days in the ordinary course of business at approximately the amount at which a Fund has valued the security.

The policy with respect to the purchase of illiquid securities does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) or commercial paper issued pursuant to Section 4(2) under the 1933 Act that are determined to be liquid in accordance with guidelines established by the Board of Trustees. There may be delays in selling these securities, and sales may be made at less favorable prices.

Under the section entitled “Investment Techniques – Selection of Money Market Investments” beginning on Page 10 of the SAI, the first sentence of the fourth paragraph is replaced with the following:

Considerations of portfolio quality, maturity, diversification and liquidity, as well as preservation of capital, mean that a Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time.

Under the section entitled “Investment Techniques – Variable Rate Instruments and Participation Interests” beginning on page 12 of the SAI, the fifth paragraph is replaced with the following:

The maturity of a floating rate obligation with a maturity in excess of 397 days is deemed to be the period until a Fund would be entitled to payment pursuant to demand rights. The maturity of a floating rate obligation with a maturity of 397 days or less is deemed to be one day. The maturity of a variable rate obligation with a maturity in excess of 397 days is deemed to be the longer of the period remaining until the next interest rate adjustment or the period until a Fund would be entitled to payment pursuant to demand rights. The maturity of a variable rate obligation with a maturity of 397 days or less is deemed to be the earlier of such periods. The deemed maturities of such floating or variable rate obligations will not apply for purposes of determining a Fund’s dollar-weighted average portfolio life. If not redeemed for a Fund through the demand feature, an obligation matures on a specified date which may range up to 30 years from the date of issuance.

Under the section entitled “Investment Restrictions – Percentage and Rating Restrictions” on Page 31 of the SAI, the last sentence of the paragraph is replaced with the following:

However, the Adviser will consider such change in its determination of whether to continue to hold the security and provided further, that the Adviser will take appropriate steps, which may include the disposition of portfolio securities, as may be necessary to satisfy the applicable requirements of the 1940 Act and/or the rules thereunder with respect to the Fund’s investments in illiquid securities or any borrowings by the Fund.

Under the section entitled “Management of the Trust – Trustees and Officers” beginning on Page 33 of the SAI, the last two rows of the “Trustees” chart as well as the corresponding footnote are deleted.

Under the section entitled “Management of the Trust – Trustees and Officers” beginning on Page 33 of the SAI, the “Officer” chart is deleted and replaced with the following:

NAME, ADDRESS, DATE OF BIRTH	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

RICHARD A. FABIETTI 452 Fifth Avenue New York, NY 10018 Date of Birth: October 8, 1958	President	One year; 2004 to present	Senior Vice President, Head of Product Management, HSBC Global Asset Management (USA) Inc. (1998 – present)
ELBA VASQUEZ 452 Fifth Avenue New York, NY 10018 Date of Birth: December 14, 1961	Vice President	One year; 2006 to present	Vice President of Product Administration, HSBC Global Asset Management (USA) Inc. (2005 – present); Vice President of Client Services, Citi Fund Services (1996 – 2005)
TY EDWARDS* 3435 Stelzer Road Columbus, OH 43219-3035 Date of Birth: October 12, 1966	Treasurer	One year; April 2010 to present	Senior Vice President, Citi Fund Services (2009– present), Director of Product Management, Columbia Management (2002 – 2009)

JENNIFER A ENGLISH* 100 Summer Street Suite 1500 Boston, MA 02110 Date of Birth: March 5, 1972	Secretary	One year; September 2008 to present	Senior Vice President, Regulatory Administration, Citi Fund Services (2005 – present); Assistant Vice President and Assistant Counsel, PFPC, Inc. (2002-2005)
F. MARTIN FOX 100 Summer Street Suite 1500 Boston, MA 02110 Date of Birth: May 5, 1963	Assistant Secretary	One year; September 2008 to present	Assistant Vice President, Regulatory Administration, Citi Fund Services (May 2008 – present); Contract Attorney, Update Legal LLC (2002 – 2008)
FREDERICK J. SCHMIDT* 1 RexCorp Plaza Uniondale, NY 11556 Date of Birth: July 10, 1959	Chief Compliance Officer	One year (term expires 2010); 2004 to present	Senior Vice President and Chief Compliance Officer, CCO Services, Citi Fund Services (2004 – present)

*	Mr. Edwards, Mr. Schmidt and Ms. English also are officers of certain other investment companies of which Citi (or an affiliate) is the administrator or sub-administrator.

Under the section entitled “Management of the Trust – Fund Ownership” beginning on page 36 of the SAI, the reference to “Stephen J. Baker” and the corresponding dollar ranges is removed from the “Fund Ownership” chart.

Under the section entitled “Management of the Trust – Trustee and Officer Compensation” beginning on page 37 of the SAI, the “Interested Trustee” column is deleted from the “Trustee and Officer Compensation” chart.

Under the section entitled “Determination of Net Asset Value” beginning on page 45 of the SAI, the third paragraph is replaced with the following:

Rule 2a-7 provides that, in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less (as calculated in accordance with Rule 2a-7) and only purchase securities having remaining maturities of 397 days or less which are determined by the Trust’s Board of Trustees to be of high quality with minimal credit risks. Pursuant to Rule 2a-7, the Board has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of a Fund’s portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the NAV of the Fund calculated by using available market quotations deviates from the $1.00 per share valuation based on amortized cost. The extent of any deviation is examined by the Board of Trustees. If such deviation exceeds $0.025, the Board promptly considers what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, which may include suspending redemptions in order to liquidate a Fund in an orderly manner, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE